Share-Based Compensation (Successor)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation (Successor) [Abstract]
SHARE-BASED COMPENSATION (SUCCESSOR)

NOTE 10. SHARE-BASED COMPENSATION (SUCCESSOR)

2026 Equity Incentive Plan

In connection with the closing of the Business Combination, the Company adopted the Presidio Production Company 2026 Equity Incentive Plan (the “Plan”). The Plan is designed to align the interests of eligible participants with those of the Company’s stockholders by providing long-term incentive compensation tied to the performance of the Company and its Class A Common Stock. The Plan authorizes the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), stock awards, and cash awards. As of June 30, 2026, only RSUs have been granted under the Plan.

The Plan authorizes the issuance of up to 4,640,654 shares of the Company’s Class A Common Stock, subject to an automatic annual increase on the first day of each calendar year beginning January 1, 2027, and ending and including January 1, 2036, equal to 5.0% of the total number of shares of Class A Common Stock outstanding on the last day of the preceding fiscal year. As of June 30, 2026, 2,430,555 shares of Class A Common Stock remained available for future issuance under the Plan (representing the initial share reserve less aggregate RSUs granted to date, plus any shares returned to the share reserve through forfeitures or tax withholding during the period, if applicable).

Restricted Stock Units

During the period from March 4, 2026 through June 30, 2026 (Successor), the Company granted 2,232,699 RSUs to employees under the Plan, of which 22,600 were forfeited. Each RSU represents the contractual right to receive one share of Class A Common Stock upon vesting and settlement. The RSUs vest in three equal installments on each of the first three anniversaries of the grant date, subject to the participants’ continued service through each applicable vesting date. The grant-date fair value of each RSU is determined based on the closing stock price of the Company’s Class A Common Stock on the grant date. Share-based compensation expense related to RSUs is recognized on a straight-line basis over the three-year requisite service period.

Participants holding RSUs have no voting rights and no stockholder rights with respect to the underlying shares until the shares are issued upon settlement. However, if the Company declares and pays a dividend on its Class A Common Stock, each outstanding RSU (whether vested or unvested) will be credited with a dividend equivalent equal to the per-share dividend amount paid and such dividend equivalents are paid to participants in cash at the same time dividends are paid to holders of Class A Common Stock. As the dividends on the equity-classified RSUs are non-forfeitable and the Company accounts for forfeitures as they occur, such dividends, if any, are charged to retained earnings initially but reclassified as share-based compensation expense in the event of forfeiture.

The following table summarizes the RSU activity for the period from March 4, 2026 through June 30, 2026 (Successor):

	RSUs	Weighted-average grant date fair value
Unvested as of March 4, 2026	—
Granted	2,232,699	$10.95
Vested and settled	—
Canceled/Forfeited	(22,600)	$10.51
Unvested as June 30, 2026	2,210,099	$10.95

The Company recognized compensation expense for RSUs of $2.2 million and $2.7 million, respectively, for the three months ended June 30, 2026 (Successor) and the period from March 4, 2026 through June 30, 2026 (Successor). Share-based compensation expense is recognized in the condensed consolidated statement of operations as a component of G&A.

As of June 30, 2026, unrecognized compensation expense related to unvested RSU awards was $21.6 million, which is expected to be recognized over a weighted-average remaining service period of 2.5 years.